Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short-Term Investments Trust
Entity Central Index Key	0000205007
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000250407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Premier Class
Trading Symbol	AGIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Premier Class)	$12	0.12%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000224183 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	CAVU Securities Class
Trading Symbol	CVGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (CAVU Securities Class)	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029703 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Corporate Class
Trading Symbol	AGCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Corporate Class)	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000500 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Resource Class
Trading Symbol	AGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Resource Class)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000499 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Reserve Class
Trading Symbol	AGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Reserve Class)	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Cash Management Class
Trading Symbol	AGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Cash Management Class)	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000497 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Personal Investment Class
Trading Symbol	AGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Personal Investment Class)	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000498 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Private Investment Class
Trading Symbol	GPVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Private Investment Class)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Institutional Class
Trading Symbol	AGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Government & Agency Portfolio (Institutional Class)	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 125,748,180,886
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 81,104,189
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$125,748,180,886
Total number of portfolio holdings	181
Total advisory fees paid	$81,104,189

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	19.9%
8-30	19.8%
31-60	8.1%
61-90	16.0%
91-180	23.1%
181+	13.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000503 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Institutional Class
Trading Symbol	TSPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[2]
Net Assets	$ 1,680,187,876
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,450,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,680,187,876
Total number of portfolio holdings	53
Total advisory fees paid	$1,450,558

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	5.5%
8-30	27.8%
31-60	19.4%
61-90	16.3%
91-180	18.8%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000505 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Private Investment Class
Trading Symbol	TXPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Private Investment Class)	$44	0.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[3]
Net Assets	$ 1,680,187,876
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,450,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,680,187,876
Total number of portfolio holdings	53
Total advisory fees paid	$1,450,558

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	5.5%
8-30	27.8%
31-60	19.4%
61-90	16.3%
91-180	18.8%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000504 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Personal Investment Class
Trading Symbol	TSSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Personal Investment Class)	$74	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%	[4]
Net Assets	$ 1,680,187,876
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,450,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,680,187,876
Total number of portfolio holdings	53
Total advisory fees paid	$1,450,558

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	5.5%
8-30	27.8%
31-60	19.4%
61-90	16.3%
91-180	18.8%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000502 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Cash Management Class
Trading Symbol	TSMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Cash Management Class)	$26	0.26%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%	[5]
Net Assets	$ 1,680,187,876
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,450,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,680,187,876
Total number of portfolio holdings	53
Total advisory fees paid	$1,450,558

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	5.5%
8-30	27.8%
31-60	19.4%
61-90	16.3%
91-180	18.8%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000506 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Reserve Class
Trading Symbol	TSVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Reserve Class)	$106	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%	[6]
Net Assets	$ 1,680,187,876
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,450,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,680,187,876
Total number of portfolio holdings	53
Total advisory fees paid	$1,450,558

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	5.5%
8-30	27.8%
31-60	19.4%
61-90	16.3%
91-180	18.8%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000507 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Resource Class
Trading Symbol	TSRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[7]
Net Assets	$ 1,680,187,876
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,450,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,680,187,876
Total number of portfolio holdings	53
Total advisory fees paid	$1,450,558

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	5.5%
8-30	27.8%
31-60	19.4%
61-90	16.3%
91-180	18.8%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029704 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Corporate Class
Trading Symbol	TACXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Obligations Portfolio (Corporate Class)	$21	0.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%	[8]
Net Assets	$ 1,680,187,876
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,450,558
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,680,187,876
Total number of portfolio holdings	53
Total advisory fees paid	$1,450,558

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	5.5%
8-30	27.8%
31-60	19.4%
61-90	16.3%
91-180	18.8%
181+	12.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000224185 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	CAVU Securities Class
Trading Symbol	CVTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (CAVU Securities Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[9]
Net Assets	$ 58,629,826,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 49,612,678
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$58,629,826,595
Total number of portfolio holdings	78
Total advisory fees paid	$49,612,678

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	27.1%
8-30	15.9%
31-60	9.3%
61-90	12.1%
91-180	17.9%
181+	17.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029707 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Corporate Class
Trading Symbol	TYCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Corporate Class)	$21	0.21%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%	[10]
Net Assets	$ 58,629,826,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 49,612,678
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$58,629,826,595
Total number of portfolio holdings	78
Total advisory fees paid	$49,612,678

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	27.1%
8-30	15.9%
31-60	9.3%
61-90	12.1%
91-180	17.9%
181+	17.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000528 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Resource Class
Trading Symbol	TRRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Resource Class)	$35	0.34%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%	[11]
Net Assets	$ 58,629,826,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 49,612,678
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$58,629,826,595
Total number of portfolio holdings	78
Total advisory fees paid	$49,612,678

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	27.1%
8-30	15.9%
31-60	9.3%
61-90	12.1%
91-180	17.9%
181+	17.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000527 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Reserve Class
Trading Symbol	TREXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Reserve Class)	$106	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%	[12]
Net Assets	$ 58,629,826,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 49,612,678
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$58,629,826,595
Total number of portfolio holdings	78
Total advisory fees paid	$49,612,678

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	27.1%
8-30	15.9%
31-60	9.3%
61-90	12.1%
91-180	17.9%
181+	17.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000523 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Cash Management Class
Trading Symbol	TRMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Cash Management Class)	$26	0.26%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%	[13]
Net Assets	$ 58,629,826,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 49,612,678
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$58,629,826,595
Total number of portfolio holdings	78
Total advisory fees paid	$49,612,678

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	27.1%
8-30	15.9%
31-60	9.3%
61-90	12.1%
91-180	17.9%
181+	17.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Personal Investment Class
Trading Symbol	TRSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Personal Investment Class)	$74	0.73%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%	[14]
Net Assets	$ 58,629,826,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 49,612,678
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$58,629,826,595
Total number of portfolio holdings	78
Total advisory fees paid	$49,612,678

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	27.1%
8-30	15.9%
31-60	9.3%
61-90	12.1%
91-180	17.9%
181+	17.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000526 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Private Investment Class
Trading Symbol	TPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Private Investment Class)	$49	0.48%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%	[15]
Net Assets	$ 58,629,826,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 49,612,678
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$58,629,826,595
Total number of portfolio holdings	78
Total advisory fees paid	$49,612,678

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	27.1%
8-30	15.9%
31-60	9.3%
61-90	12.1%
91-180	17.9%
181+	17.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000524 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Institutional Class
Trading Symbol	TRPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Treasury Portfolio (Institutional Class)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%	[16]
Net Assets	$ 58,629,826,595
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 49,612,678
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$58,629,826,595
Total number of portfolio holdings	78
Total advisory fees paid	$49,612,678

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	27.1%
8-30	15.9%
31-60	9.3%
61-90	12.1%
91-180	17.9%
181+	17.7%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.